Income Taxes (Income Tax Rate Reconciliation) (Details) - CAD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2020	Jul. 01, 2019
Income Taxes [Abstract]
Net income (loss) before tax			$ (3,147.5)	$ (1,192.3)
Statutory income tax rate	8.00%	10.00%	25.98%	26.81%
Expected provision for income taxes			$ (817.7)	$ (319.7)
Effect of change in corporate tax rates			8.4	18.6
Effect of tax rates in foreign jurisdictions			(1.0)	(5.3)
Effect of restricted share bonus plan			3.9	3.9
Effect of change in recognition of deferred tax assets			203.7	108.3
Recognition of capital gain on intercompany debt			0.0	18.5
Effect of non-taxable capital (gains) losses			(18.4)	4.3
Non-deductible impairment of goodwill			2.0	3.5
Other			(8.5)	8.9
Income tax recovery			(627.6)	$ (159.0)
Corporate tax rate		12.00%			8.00%	8.00%
Increase (decrease) in deferred tax expense (income) due to rate regulation			$ 5.0